Consolidated Statements of Financial Condition (Q1) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020 [1]	Nov. 16, 2020	Mar. 31, 2020	Dec. 31, 2019
Assets
Cash and cash equivalents	$ 156,273	$ 198,146			$ 79,866
Management fees receivable	15,955	14,524			13,896
Incentive fees receivable	25,935	69,424			20,771
Due from related parties	8,513	11,326			10,226
Investments	180,708	166,273			159,358
Premises and equipment, net	6,110	7,870			8,871
Intangible assets, net	8,004	8,588			16,092
Goodwill	28,959	28,959			28,959
Deferred tax assets, net	73,355	74,153			126
Other assets	31,031	53,015			34,991
Total assets	534,843	632,278			373,156
Liabilities and Equity (Deficit)
Accrued compensation and benefits	20,794	74,681			63,668
Employee related obligations	26,898	25,274			22,614
Debt	284,982	335,155			448,500
Payable to related parties pursuant to the tax receivable agreement	60,598	60,518			0
Warrant liabilities	26,049	42,793	$ 31,200		0
Accrued expenses and other liabilities	35,266	60,926			52,204
Total liabilities	454,587	599,347			586,986
Commitments and contingencies (Note 15)
Redeemable noncontrolling interest	117,460	115,121		$ 114,489
Preferred stock, $0.0001 par value, 100,000,000 shares authorized, none issued	0	0
Additional paid-in capital	13,920	2,705
Accumulated other comprehensive loss	(1,570)	(2,233)			(6,854)
Retained earnings	(33,833)	(29,832)
Total GCM Grosvenor Inc. deficit / partners' and member's deficit	(21,465)	(29,342)
Noncontrolling interests in subsidiaries	96,158	94,013
Noncontrolling interests in GCMH	(111,897)	(146,861)
Total deficit	(37,204)	(82,190)
Total liabilities and equity (deficit)	534,843	632,278			$ 373,156
Common Class A
Liabilities and Equity (Deficit)
Common stock	4	4
Common Class B
Liabilities and Equity (Deficit)
Common stock	0	0
Common Class C
Liabilities and Equity (Deficit)
Common stock	$ 14	$ 14

[1]	For discussion on the restatement adjustments, see Note 4.